Advances from Customers	12 Months Ended
Sep. 30, 2024
Advances from Customers [Abstract]
ADVANCES FROM CUSTOMERS	11. ADVANCES FROM CUSTOMERS The amount of advances from customers consisted of the following:
	September 30, 2024	September 30, 2023
Amusement park card recharge	$1,471,227	$5,732,349